Related Party Transactions (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Related Party Transactions 1		$ 1,041,140
Related Party Transactions 2		81,072
Related Party Transactions 3		28,232
Related Party Transactions 4		30,447
Related Party Transactions 5		2,000,000
Related Party Transactions 6		$ 0.40
Related Party Transactions 7		1,002,500
Related Party Transactions 8		4,000,000
Related Party Transactions 9		25.00%
Related Party Transactions 10		25.00%
Related Party Transactions 11		25.00%
Related Party Transactions 12		5,000,000
Related Party Transactions 13		25.00%
Related Party Transactions 14		610,000
Related Party Transactions 15		1,000,000
Related Party Transactions 16		$ 0.61
Related Party Transactions 1	16,383
Related Party Transactions 2	0
Related Party Transactions 3	35,732
Related Party Transactions 4	28,232
Related Party Transactions 5	2,000,000
Related Party Transactions 6	$ 0.40
Related Party Transactions 7	4,000,000
Related Party Transactions 8	25.00%
Related Party Transactions 9	25.00%
Related Party Transactions 10	610,000
Related Party Transactions 11	25.00%
Related Party Transactions 12	$ 5,000,000
Related Party Transactions 13	25.00%